Fair value measurements - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Fair value, balance sheet grouping, financial statement captions [Line Items]
Amount of discount or liquidity adjustment in inactive markets
Loss from change on the fair value measurements applied to derivatives			11,000,000,000
Loss from change on the calculation of the valuation applied to derivatives	10,000,000,000
Transfers out of Level 3, assets	171,000,000,000	[1]	111,000,000,000	[1]
Transfers out of Level 3, liabilities	69,000,000,000		61,000,000,000	[1]
Transfers into Level 3, Assets	75,000,000,000	[1]	154,000,000,000	[1]
Transfers into Level 3, liabilities	43,000,000,000	[1]	111,000,000,000
Total revenue	1,831,844,000,000		2,079,943,000,000		1,851,760,000,000
Net income	216,449,000,000		105,691,000,000		26,054,000,000
Total assets	43,520,314,000,000		37,942,439,000,000
Total liabilities	40,967,101,000,000		35,623,456,000,000
Gains (losses) from changes in fair value of the financial liabilities for which the fair value option was elected, attributable to the change in creditworthiness	(9,000,000,000)		(31,000,000,000)		17,000,000,000
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables	1,000,000,000		1,000,000,000
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	17,000,000,000		20,000,000,000
Concentrations of credit risk, percentage	20.00%		22.00%
Goodwill, written down to fair value	3,000,000,000
Ashikaga Holdings Co., Ltd. [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Percentage of ownership of common stock	37.10%		47.00%		47.00%
Total revenue	108,000,000,000		99,000,000,000		101,000,000,000
Total expense	80,000,000,000		80,000,000,000		84,000,000,000
Net income	24,000,000,000		15,000,000,000		17,000,000,000
Total assets	5,612,000,000,000		5,434,000,000,000		5,354,000,000,000
Total liabilities	5,371,000,000,000		5,155,000,000,000		5,097,000,000,000
Derivative liabilities [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer out of Level 3, net derivative assets (liabilities)	9,000,000,000		15,000,000,000
Derivative liabilities [Member] | Equity contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer out of Level 3, net derivative assets (liabilities)	7,000,000,000		8,000,000,000
Derivative liabilities [Member] | Credit contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer out of Level 3, net derivative assets (liabilities)			19,000,000,000
Derivative liabilities [Member] | Foreign exchange contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer out of Level 3, net derivative assets (liabilities)			14,000,000,000
Derivative assets [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer into of Level 3, net derivative assets (liabilities)	3,000,000,000		8,000,000,000
Derivative assets [Member] | Interest rate contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer into of Level 3, net derivative assets (liabilities)	6,000,000,000
Derivative assets [Member] | Equity contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer into of Level 3, net derivative assets (liabilities)	7,000,000,000
Recognized losses when the transfer into Level 3 occurred	7,000,000,000
Derivative assets [Member] | Credit contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer into of Level 3, net derivative assets (liabilities)			15,000,000,000
Derivative assets [Member] | Foreign exchange contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer into of Level 3, net derivative assets (liabilities)			6,000,000,000
Structured notes [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Adjustment to reflect own creditworthiness	(1,000,000,000)		8,000,000,000
Financial assets (excluding derivative assets) [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer from Level 1 to Level 2	492,000,000,000		631,000,000,000
Transfer from Level 2 to Level 1	856,000,000,000		455,000,000,000
Transfers out of Level 3, assets	180,000,000,000		126,000,000,000
Transfers into Level 3, Assets	78,000,000,000		146,000,000,000
Equities [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer from Level 1 to Level 2	479,000,000,000		361,000,000,000
Transfer from Level 2 to Level 1	832,000,000,000		441,000,000,000
Transfers out of Level 3, assets			25,000,000,000
Transfers into Level 3, Assets	7,000,000,000		6,000,000,000
Non-trading debt securities [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer from Level 1 to Level 2			249,000,000,000
Exchange traded funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer from Level 1 to Level 2			15,000,000,000
Transfer from Level 2 to Level 1	19,000,000,000		5,000,000,000
Equity securities [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer from Level 1 to Level 2	5,000,000,000		6,000,000,000
Transfer from Level 2 to Level 1	5,000,000,000		7,000,000,000
Financial liabilities (excluding derivative liabilities) [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer from Level 1 to Level 2	38,000,000,000		80,000,000,000
Transfer from Level 2 to Level 1	92,000,000,000		391,000,000,000
Transfers out of Level 3, liabilities	69,000,000,000		61,000,000,000
Transfers into Level 3, liabilities			111,000,000,000
Short sales of equities [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer from Level 1 to Level 2	36,000,000,000		72,000,000,000
Transfer from Level 2 to Level 1	90,000,000,000		388,000,000,000
Short sales of exchange traded funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfer from Level 1 to Level 2			8,000,000,000
Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfers out of Level 3, assets	47,000,000,000		35,000,000,000
Transfers into Level 3, Assets	32,000,000,000		69,000,000,000
Long-term borrowings [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfers out of Level 3, liabilities	67,000,000,000		59,000,000,000
Transfers into Level 3, liabilities	42,000,000,000		110,000,000,000
Recognized losses when the transfer into Level 3 occurred			7,000,000,000
Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfers out of Level 3, assets			6,000,000,000
Collateralized debt obligations ("CDOs") and other [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfers out of Level 3, assets	7,000,000,000		5,000,000,000
Transfers into Level 3, Assets	6,000,000,000
Loans and receivables [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfers out of Level 3, assets	9,000,000,000		6,000,000,000
Transfers into Level 3, Assets	20,000,000,000
Foreign government, agency and municipal securities [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfers out of Level 3, assets	70,000,000,000		44,000,000,000
Transfers into Level 3, Assets	8,000,000,000		62,000,000,000
Recognized gains when the transfer into Level 3 occurred			9,000,000,000
Private equity investments [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Transfers out of Level 3, assets	¥ 40,000,000,000

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.